Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Distribution of Interest Sensitive Life Business Account Values (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Subtotal	$ 7,050	$ 7,331
Retro treaties	4,147	4,222
Total	11,197	11,553
>2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	241	252
>3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	2,632	2,736
>4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	2,294	2,381
>5.0% - 6.0%
Effects of Reinsurance [Line Items]
Subtotal	$ 1,883	$ 1,962